UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
December 11, 2021 to January 12, 2022

Commission File Number of issuing entity: 333-193376-05
Central Index Key Number of issuing entity: 0001603669

COMM 2014-CCRE17 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-193376
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555524
LoanCore Capital Markets LLC (formerly known as Jefferies
LoanCore LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001660492
GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the sponsors and mortgage loan sellers)
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 46-5624264
Upper Tier Remic 46-5637581
Grantor Trust 46-7508878
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  January 12, 2022 a distribution was made to holders of the certificates issued by COMM 2014-CCRE17 Mortgage Trust.  The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from December 11, 2021 to January 12, 2022 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2014-CCRE17 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 16, 2021.  The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021.  The
CIK number of GACC is 0001541294.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the
sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to
Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 16, 2021.  The CIK number for CCRE is 0001558761.

LoanCore Capital Markets LLC (formerly known as Jefferies LoanCore LLC),
("LoanCore"), one of the sponsors and mortgage loan sellers, filed a Form
ABS-15G pursuant to  Rule 15Ga-1 under the Securities Exchange Act of
1934 on February 08, 2021.  The CIK number for LoanCore is 0001555524.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the
sponsors and mortgage loan sellers), filed a Form ABS-15G
pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2021.  The CIK number of GE Capital US
Holdings, Inc. is 0001660492.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.
Disclosure from Deutsche Bank Trust Company Americas, as certificate administrator, and as custodian:

Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust
Company ("DBNTC") have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage-backed securities ("RMBS") trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock
Advisors, LLC, PIMCO-Advisors, L.P., and others, filed an action against DBNTC and DBTCA in New York State Supreme Court alleging that DBNTC and DBTCA failed to perform purported duties, as trustees for 544 private-label RMBS trusts, to enforce breaches of representations and warranties as to mortgage loans held by the trusts and to enforce breaches by servicers of their mortgage loan servicing obligations for the trusts.  During the course of the litigation, plaintiffs dismissed the case from New York State Supreme Court and refiled two separate cases, one in the U.S. District Court for the Southern District of New York
(the "BlackRock SDNY Case") and the other in the Superior Court of
California, Orange County (the "BlackRock California Case").  Pursuant to a
settlement among the parties, the BlackRock SDNY Case was dismissed on
December 6, 2018 and the BlackRock California Case was dismissed on January 11, 2019.

On September 27, 2017, DBTCA was added as a defendant to a case brought by certain special purpose entities including Phoenix Light SF Limited in the U.S. District Court for the Southern District of New York, in which the plaintiffs previously alleged incorrectly that DBNTC served as trustee for all 43 of the trusts at issue.  On September 27, 2017, plaintiffs filed a third amended complaint that names DBTCA as a defendant in addition to DBNTC.
DBTCA serves as trustee for one of the 43 trusts at issue.  DBNTC serves as trustee for the other 42 trusts at issue.  Plaintiffs' third amended complaint brings claims for violation of the U.S. Trust Indenture Act of 1939 ("TIA");
breach of contract; breach of fiduciary duty; negligence and gross negligence;
violation of the New York Streit Act ("Streit Act"); and breach of the covenant of good faith.  However, in the third amended complaint, plaintiffs acknowledge that, before DBTCA was added to the case, the court dismissed plaintiffs' TIA claims, negligence and gross negligence claims, Streit Act claims, claims for breach of the covenant of good faith, and certain theories of plaintiffs' breach of contract claims, and plaintiffs only include these claims to preserve any rights on appeal.  Plaintiffs allege damages of "hundreds of millions of dollars."
On November 13, 2017, DBNTC and DBTCA filed an answer to the third amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, plaintiffs, jointly with Commerzbank AG
(see description of Commerzbank case below), filed a motion for partial summary judgment.  As of March 8, 2019, both motions for summary judgment were fully briefed.  As of November 14, 2021, they were still awaiting decision by the court.
On October 27, 2021, pursuant to a court order permitting DBNTC and DBTCA to file a supplemental motion for summary judgment relating to plaintiffs' standing,
DBNTC and DBTCA filed such a motion, which has been briefed and is awaiting decision by the court. Discovery is ongoing.

On November 30, 2017, DBTCA was added as a defendant to a case brought by
Commerzbank AG ("Commerzbank") in the U.S. District Court for the Southern
District of New York, in which Commerzbank previously alleged inorrectly that DBNTC served as trustee for all 50 of the trusts at issue.  On
November 30, 2017, Commerzbank filed a second amended complaint that names
DBTCA as a defendant in addition to DBNTC.  DBTCA serves as trustee for 1 of the 50 trusts at issue.  DBNTC serves as trustee for the other 49 trusts at issue.  Commerzbank's second amended complaint brings claims for violation of the TIA; breach of contract; breach of fiduciary duty; negligence;
violation of the Streit Act; and breach of the covenant of good faith.
However, in the second amended complaint, Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed Commerzbank's TIA claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal.  The second amended complaint alleges that DBNTC and DBTCA caused
Commerzbank to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain.
On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, Commerzbank, jointly with the Phoenix
Light plaintiffs, filed a motion for partial summary judgment.  As of
March 8, 2019, both motions for summary judgment were fully briefed.  As of November 14, 2021, they were still awaiting decision by the court.  Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche
Industriebank A.G. (collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York,
New York County, against DBNTC and DBTCA as trustees of the trusts. On
May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the TIA, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code. IKB alleges that
DBNTC and DBTCA are liable for over U.S. $268 million in damages. On
October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts. On June 20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts. On
January 27, 2021, the court granted in part and denied in part DBNTC and DBTCA's motion to dismiss. The court granted the motion to dismiss with respect to IKB's claims for violations of the Streit Act, Regulation AB, and Section 9 of the
Uniform Commercial Code, as well as certain aspects of IKB's claims for breach of contract, breach of fiduciary duty, and violation of the TIA. The court denied the remainder of the motion to dismiss. IKB's remaining claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of the TIA will proceed. On May 10, 2021, DBNTC and
DBTCA filed a notice of appeal with the New York Supreme Court Appellate
Division, First Department, regarding certain aspects of the court's order on the motion to dismiss. On May 20, 2021, IKB filed a notice of cross appeal with respect to other aspects of that order. On June 2, 2021, IKB filed a motion for re-argument regarding certain aspects of that order, which the court denied on August 3, 2021.  On May 13, 2021, DBNTC and DBTCA filed an answer to the complaint. On October 28, 2021, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to seven additional trusts. On December
29, 2021, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to one additional trust. Discovery is ongoing.

It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties under the Pooling and Servicing Agreement for this transaction.

Item 6.  Significant Obligors of Pool Assets.
The Bronx Terminal Market mortgaged property constitutes a
significant obligor within the meaning of Item 1101(k)(2) of
Regulation AB. Based on the information provided by the Bronx
Terminal Market mortgage borrower, the unaudited net operating income of the significant obligor was $23,676,274.00, a year-to-date figure for the period of January 1, 2021 through September 30, 2021.

The 25 Broadway mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
Based on the information provided by the 25 Broadway mortgage loan borrower, the unaudited net operating income of the significant obligor was $20,469,130.46, a year-to-date figure for the period of
January 1, 2021 through September 30, 2021.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by COMM 2014-CCRE17 Mortgage Trust,
         relating to the January 12, 2022 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ R. Chris Jones
Name:  R. Chris Jones
Title: Director

/s/ Matt Smith
Name:  Matt Smith
Title: Director

Date:    January 24, 2022